Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2014	Year ended March 31, 2013
	$	$
Interest paid	(10,002)	(7,688)
Income taxes paid	(3,661)	(68,295)
Investment tax credit on research and development received	333,106	357,477